Summary of Significant Accounting Policies - Summary of Class A ordinary shares reflected in the balance sheet (Detail) - USD ($)		12 Months Ended
	Dec. 07, 2021	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Gross proceeds	$ 230,000,000
Class A ordinary shares subject to possible redemption		$ 237,775,823	$ 234,600,000
Common Class A [Member]
Temporary Equity [Line Items]
Gross proceeds		230,000,000	230,000,000
Proceeds allocated to Public Warrants		(10,810,000)	10,810,000
Class A ordinary shares issuance costs		(14,483,021)	14,483,021
Accretion of carrying value to redemption value		3,175,823	29,893,021
Class A ordinary shares subject to possible redemption		$ 237,775,823	$ 234,600,000